Ancora Trust
Ancora MicroCap Fund
Schedule of Investments
September 30, 2022

	Shares	Value	Ticker	Total Cost
Common Stocks - 95.53%

Aerospace & Defense - 1.88%
AerSale Corp.	12,969	240,445	ASLE	199,342.84
		240,445		199,343

Banks - 6.2%
The First of Long Island Corp.	12,731	219,482	FLIC	258,289.87
First Internet Bancorp	12,170	412,076	INBK	317,200.50
Northrim BanCorp, Inc.	3,932	163,414	NRIM	104,009.76
		794,973		679,500.13

Capital Markets - 11.19%
180 Degree Capital Corp.	39,195	215,181	TURN	322,260.81
Diamond Hill Investment Group, Inc. Class A	1,418	233,970	DHIL	189,282.89
Donnelley Financial Solutions, Inc.	6,807	251,655	DFIN	58,917.11
Heritage Global, Inc.	127,460	205,211	HGBL	324,724.96
Newtek Business Services Corp.	1,955	31,906	NEWT	31,484.88
Silvercrest Asset Management Group, Inc.	30,340	496,059	SAMG	487,331.92
		1,433,981		1,414,002.57

Chemicals - 1.43%
Landec Corp.	20,631	183,410	LNDC	238,477.25
		183,410		238,477

Commercial Services & Supplies - 3.24%
Kimball International, Inc. Class B	31,022	195,128	KBAL	244,187.86
Perma-Fix Environmental Services, Inc.	49,010	219,565	PESI	247,707.36
		414,693		491,895

Communication Equipment- 1.95%
Aviat Networks, Inc. (a)	6,747	184,733	AVNW	105,070.62
PCTEL, Inc.	13,847	65,358	PCTI	88,950.97
		250,091		194,021.59

Consumer Discretionary - 1.65%
1847 Goedeker, Inc.	405,496	210,939	POL	623,650.66
		210,939		623,651

Construction & Engineering - 5.52%
Concrete Pumping Holdings, Inc.	33,868	218,449	BBCP	197,576.06
Orion Group Holdings, Inc.	105,543	278,634	ORN	448,156.21
Sterling Construction Co., Inc.	9,821	210,857	STRL	78,812.33
		707,939		724,544.60

Distributors - 2.34%
VOXX International Corp. (a)	39,411	299,918	VOXX	343,634.46
		299,918		343,634.46

Diversified Financial Services - 2.45%
TIPTREE, Inc. (a)	29,206	314,257	TIPT	178,886.06
		314,257		178,886.06

Electrical Equipment, Instruments & Comp - 4.68%
Iteris, Inc (a)	42,239	125,450	ITI	131,535.11
Key Tronic Corporation	28,805	116,372	KTCC	192,539.42
Richardson Electronics Ltd.	23,737	358,429	RELL	254,647.79
		600,251		578,722.32

Electronic Equipment, Instruments & Comp - 0.47%
Coda Octopus Group, Inc.	11,121	60,053	CODA	84,021.52
		60,053		84,021.52

Energy Equipment & Services-0.78%
Independence Contract Drilling, Inc.	33,121	99,363	ICD	127,803.80
		99,363		127,803.80

Equity Real Estate Investment Trusts - 2.77%
Postal Realty Trust, Inc.	24,214	355,219	PSTL	375,717.53
		355,219		375,717.53

Financials - 0.49%
CorpHousing Group, Inc.	33,183	62,716	CHG	70,339.46
		62,716		70,339.46

Food Products - 0.58%
Coffee Holding Company, Inc. (a) (c)	29,890	74,725	JVA	119,888.81
		74,725		119,888.81

Health Care Providers & Services - 2.41%
Psychemedics Corp.	26,088	168,268	PMD	222,260.42
Viemed Healthcare, Inc.	23,471	140,826	VMD	121,641.68
		309,094		343,902

Household Durables - 1.69%
Flexsteel Industries, Inc.	13,099	205,654	FLXS	238,579.06
Zagg/Cvr.Us	71,453	10,718	ZAGG/CVR.US	-
		216,372		238,579

IT Services - 2.88%
Computer Task Group, Inc.	55,053	368,855	CTG	335,293.98
		368,855		335,293.98

Industrials - 0.34%
International Money Express, Inc.	1,901	43,324	IMXI	42,398.39
		43,324		42,398.39

Insurance - 2.66%
Crawford & Company (CRD-A)	59,342	340,623	CRD.A.N	448,723.77
		340,623		448,723.77

Leisure Products - 1.78%
Smith & Wesson Brands, Inc.	21,943	227,549	SWBI	284,636.48
		227,549		284,636.48

Machinery - 1.55%
Graham Corp.	10,404	91,451	GHM	144,822.12
LB Foster Co.	10,930	106,677	FSTR	171,005.90
		198,128		315,828.02

Marine - 4.13%
Eagle Bulk Shipping, Inc.	5,775	249,365	EGLE	199,183.69
Genco Shipping & Trading Limited	22,288	279,269	GNK	275,255.69
		528,633		474,439.38

Metals & Mining -0.8%
Endeavour Silver Corp. (a)	27,796	83,944	EXK	69,663.23
Universal Stainless & Alloy Products, Inc. (a)	14,327	102,008	USAP	192,064.08
		185,952		261,727.31

Multiline Retail - 0.87%
Big Lots, Inc.	7,172	111,955	BIG	153,880.67
		111,955		153,880.67

Oil, Gas & Consumable Fuels - 9.78%
Adams Resources & Energy, Inc. (a)	5,998	178,740	AE	149,529.50
Alto Ingredients, Inc. (a)	60,624	220,671	ALTO	283,813.17
Evolution Petroleum Corp. (a)	16,081	111,924	EPM	75,039.43
Teekay Tankers Ltd. (a)	9,905	272,784	TNK	137,147.33
Vaalco Energy, Inc. (a)	107,593	469,105	EGY	255,696.92
		1,253,225		901,226.35

Personal Products - 1.44%
Nature's Sunshine Products, Inc.	22,441	184,914	NATR	302,707.39
		184,914		302,707.39

Professional Services - 5.2%
Acacia Research Corp. (a)	39,990	161,560	ACTG	176,631.17
BG Staffing, Inc.	45,400	504,394	BGSF	552,218.64
		665,954		728,849.81

Semiconductors & Semiconductor Equipment- 1.11%
Amtech Systems, Inc. (a)	16,731	142,214	ASYS	93,966.79
		142,214		93,967

Software - 1.5%
Allot Communications Ltd. (a)	34,286	134,401	ALLT	264,262.45
Intellicheck, Inc.	22,974	57,894	IDN	47,705.44
		192,296		311,967.89

Specialty Retail - 1.29%
America's Car-Mart, Inc. (a)	2,712	165,486	CRMT	198,394.62
		165,486		198,395

Technology Harware, Storage & Peripheral Total - 1.42%
Immersion Corporation	33,187	182,197	IMMR	271,038.95
		182,197		271,039

Textiles, Apparel, & Luxury Goods - 4.84%
Culp, Inc. (a)	44,535	194,173	CULP	304,237.28
Lakeland Industries, Inc. (a)	26,432	304,761	LAKE	505,067.04
Movado Group, Inc. (a)	4,311	121,484	MOV	121,945.19
		620,418		931,250

Thrifts & Mortgage Finance - 1.22%
Federal Agricultural Mortgage Corp.	1,583	156,939	AGM	104,558.60
		156,939		104,558.60
Trading Companies & Distributors - 0.33%
Karat Packaging Co.	2,684	42,917	KRT	43,673.52
		42,917		43,673.52

TOTAL COMMON STOCKS (Cost $13,231,491)		12,240,014		13,231,491

Money Market Funds - 5.35%
First American Funds Institutional Government Fund Class Y (b)	685,772	685,772	FGVXX	685,772.20
		685,772		685,772.20

TOTAL MONEY MARKET FUNDS (Cost $685,772)		685,772		685,772.20

TOTAL INVESTMENTS (Cost $13,917,264) 100.88%		12,925,786	100.88%	13,917,263.61

Liabilities In Excess of Other Assets - -0.88%		(112,402)	-0.88%

TOTAL NET ASSETS - 100.00%		$ 12,813,384	100.00%

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of September 30, 2022.				(991,478)
(c) Adviser owns more than 5% of the outstanding voting shares of the company and is considered an affiliated security.

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund's assets carried at fair value:

Ancora MicroCap Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 12,915,068	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	$ 10,718	- 0 -
Total	$ 12,925,786	- 0 -